Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Property, Plant and Equipment

Changes in property, plant and equipment for financial years ended on December 31, 2018, 2017 and January 1, 2017 are as follows:

		Gross carrying amount							Depreciation						Net carrying amount 12/31/2018
Item		At the beginning of the year	Useful Life	Revaluation	Additions	Additions by business combinations	Disposals	At the end of the year	At the beginning of the year	Disposals	Additions by business combinations	Of the Year	Other Movements	At the end of the year
Cost model
Furniture and facilities		605,177	10	—	45,061	5,939	(468)	655,709	(406,185)	—	(4,188)	(37,956)	(2,619)	(450,948)	204,761
Machinery and equipment		1,902,046	5	—	119,486	12,856	(16,480)	2,017,908	(1,449,192)	13,185	(11,366)	(163,851)	(11,302)	(1,622,526)	395,382
Vehicles		93,129	5	—	35,468	1,800	(17,428)	112,969	(39,779)	10,207	(257)	(7,856)	(541)	(38,226)	74,743
Construction in progress		428,017	—	—	122,642	—	(194,412)	356,247	—	—	—	—	—	—	356,247
Revaluation model
Land and Buildings		1,027,834	50	308,585	—	—	(124,957)	1,211,462	(100,496)	41,635	—	—	—	(58,861)	1,152,601

Total		4,056,203		308,585	322,657	20,595	(353,745)	4,354,295	(1,995,652)	65,027	(15,811)	(209,663)	(14,462)	(2,170,561)	2,183,734

	Gross carrying amount							Depreciation						Net carrying
Item	At the beginning of the year	Useful Life	Revaluation	Additions	Additions by business combinations	Disposals	At the end of the year	At the beginning of the year	Disposals	Additions by business combinations	Of the Year	Other Movements	At the end of the year	12/31/2017	01/01/2017
Cost model
Furniture and facilities	557,454	10	—	47,723	—	—	605,177	(344,211)	—	—	(53,451)	(8,523)	(406,185)	198,992	213,243
Machinery and equipment	1,554,656	5	—	347,390	—	—	1,902,046	(1,143,368)	—	—	(270,075)	(35,749)	(1,449,192)	452,854	411,289
Vehicles	90,773	5	—	19,027	—	(16,671)	93,129	(35,917)	—	—	(3,331)	(531)	(39,779)	53,350	54,856
Furniture under financial lease	2,170	5	—	—	—	(2,170)	—	(1,558)	1,785	—	(179)	(48)	—	—	611
Construction in progress	41,507	—	—	392,550	—	(6,040)	428,017	—	—	—	—	—	—	428,017	41,507
Revaluation model
Land and Buildings	979,267	50	53,783	—	—	(5,216)	1,027,834	(70,155)	—	—	(30,341)	—	(100,496)	927,338	909,112

Total	3,225,827		53,783	806,690	—	(30,097)	4,056,203	(1,595,209)	1,785	—	(357,377)	(44,851)	(1,995,652)	2,060,551	1,630,618

Summary of Revaluation of Property Plant and Equipment

The following are the book values that would have been recognized if the assets had been accounted under the cost model:

Class	Revaluation date	Revalued amount	Residual Value according to the cost model	Difference
Land and buildings	12/31/2018	1,152,601	742,885	409,716
Land and buildings	12/31/2017	927,338	669,529	257,809